Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Commercialization revenue received	$ 3,321	$ 2,529
Milestone payment received	26,409	6,125
Research and development tax incentive received	1,654
Payments to suppliers and employees (inclusive of goods and services tax)	(67,672)	(63,719)
Interest received	493	266
Interest paid	(2,906)
Income taxes (paid)	(3)	(25)
Net cash (outflows) in operating activities	(38,704)	(54,824)
Cash flows from investing activities
Investment in fixed assets	(202)	(174)
Payments for contingent consideration		(543)
Net cash (outflows) in investing activities	(202)	(717)
Cash flows from financing activities
Proceeds from borrowings	43,572	31,704
Payments of transaction costs from borrowings	(1,582)	(40)
Proceeds from issue of shares	30,258	40,566
Payments for share issue costs	(607)	(2,604)
Net cash inflows by financing activities	71,641	69,626
Net increase in cash and cash equivalents	32,735	14,085
Cash and cash equivalents at beginning of period	37,763	45,761
FX (losses) on the translation of foreign bank accounts	(113)	(307)
Cash and cash equivalents at end of period	$ 70,385	$ 59,539